INCOME TAXES (Narrative) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Statue of limitations period	3 years
Decrease in valuation allowance			(3,680,149)
Valuation allowance	(603,355)	(523,218)
Temporary differences related to investments in subsidiaries	109,000,000	118,000,000
Beijing Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate		25.00%
Shenzhen branches [Member]
Income Tax Applicable Tax Rates [Line Items]
Enterprise income tax rate	25.00%
Preferential tax rate		24.00%
Expedia [Member]
Income Tax Applicable Tax Rates [Line Items]
Percentage of voting power	83.00%
2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	285,867
2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	753,895
2015 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	561,302
2016 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	6,847,027
2017 [Member]
Income Tax Applicable Tax Rates [Line Items]
Operating loss carryforwards	5,282,264
High New Technology Enterprise [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%
High New Technology Enterprise [Member] | eLong Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%
High New Technology Enterprise [Member] | Beijing Information [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate			15.00%	15.00%	15.00%
High New Technology Enterprise [Member] | Beijing Xici [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rate	15.00%	15.00%
Extended period [Member]
Income Tax Applicable Tax Rates [Line Items]
Statue of limitations period	5 years
Transferring price issues [Member]
Income Tax Applicable Tax Rates [Line Items]
Statue of limitations period	10 years